Share-Based Compensation (Details) - Schedule of RSUs Award Activity - Restricted Stock Units (RSUs) [Member] - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of RSUs Award Activity [Line Items]
Nonvested at beginning	939,330
Granted	50,874	939,330
Forfeited	31,025
Vested
Expired
Nonvested at ending	959,179	939,330
Vested at December 31, 2023